Deferred Tax Assets and Deferred Tax Liabilities	12 Months Ended
Dec. 31, 2020
Deferred Tax Assets And Liabilities [Abstract]
DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES

Note 9 – DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES

As of December 31, 2020 and 2019, the components of the deferred tax assets and liabilities are as follows:

	December 31,
	2020	2019
Deferred tax assets
Revenue and expense cutoff	$61,365	$57,497
Allowance for credit losses	267,783	250,906
Loss carryforward	1,417,511	1,623,542
	1,746,659	1,931,945
Less: valuation allowance	(1,417,511)	(1,623,542)
Total deferred tax assets, net	$329,148	$308,403
Deferred tax liabilities
Depreciation of property and equipment	$69,948	$65,540

For the purpose of presentation in the consolidated balance sheets, certain deferred income tax assets and liabilities have been offset. The following is the analysis of the deferred income tax balances for financial reporting purpose:

	December 31,
	2020	2019
Deferred tax assets	$259,200	$242,863
Deferred tax liabilities	$-	$-